SEMIANNUAL
REPORT
MARCH 31, 2001
(Unaudited)

                                  CLOVER FUNDS
                                 [LOGO OMITTED]
                       ---------------------------------
                          PORTFOLIOS OF THE TIP FUNDS

                       ---------------------------------
                           Clover Small Cap Value Fund
                       ---------------------------------
                            Clover Equity Value Fund
                       ---------------------------------
                            Clover Max Cap Value Fund
                       ---------------------------------
                            Clover Fixed Income Fund
                       ---------------------------------

CONTENTS
--------------------------------------------------------------------------------

 2  Statement of Net Assets                    15  Financial Highlights
12  Statements of Operations                   16  Notes to Financial Statements
13  Statements of Changes in Net Assets


CLOVER FUNDS
--------------------------------------------------------------------------------
     The TIP Funds offer a series of 21 no-load mutual funds to institutional and retail investors. The minimum initial investment in a Clover Fund is $2,500.
     Clover Capital Management, Inc., based in Pittsford, NY, serves as the investment advisor to four of theTIP Funds. The firm, founded in 1984, manages approximately $1.2 billion of assets for individuals, employee benefits plans, endowments and foundations. Clover Capital Management, Inc. advises the Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund and the Clover Fixed Income Fund. Separate investment firms manage the other mutual funds in the TIP Funds family.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     Clover Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

                                                 Value
CLOVER SMALL CAP VALUE FUND         Shares       (000)
-------------------------------------------------------
COMMON STOCKS (96.0%)
AEROSPACE & DEFENSE (3.0%)
   BE Aerospace*                    15,000    $    276
   Fairchild, Cl A*                212,000       1,043
                                              --------
                                                 1,319
                                              --------
AIR TRANSPORTATION (0.8%)
   Mesa Air Group*                  40,000         335
                                              --------
APPAREL/TEXTILES (2.4%)
   Angelica                         30,000         348
   Ashworth*                       113,500         731
                                              --------
                                                 1,079
                                              --------
AUTO PARTS & EQUIPMENT (2.2%)
   Exide                            70,500         578
   Monro Muffler Brake*             16,000         174
   TBC*                             37,000         224
                                              --------
                                                   976
                                              --------
BANKS (13.5%)
   Associated Banc-Corp             12,900         429
   Astoria Financial                 7,200         385
   BancorpSouth                     31,200         460
   Banknorth Group                  14,600         290
   Banner                           37,700         603
   Citizens Banking of Michigan      9,600         256
   First Citizens BancShares, Cl A   6,100         625
   First Sentinel Bancorp           40,200         447
   Hibernia, Cl A                   52,800         738
   New York Community Bancorp       13,800         400
   People's Bank of Bridgeport      30,600         788
   United Community Financial       26,000         172
   Washington Federal               18,420         452
                                              --------
                                                 6,045
                                              --------
BEAUTY PRODUCTS (0.7%)
   Inter Parfums*                   29,250         311
                                              --------
CHEMICALS (1.8%)
   Agrium                           21,500         271
   Arch Chemicals                   19,000         405
   Omnova Solutions                 20,400         135
                                              --------
                                                   811
                                              --------

                                                 Value
                                    Shares       (000)
-------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.2%)
   Spectrian*                        6,000    $     74
                                              --------
COMPUTER EQUIPMENT & SERVICES (5.6%)
   Analysts International            7,500          39
   Clarent*                         14,200         170
   Computer Horizons*               36,000         126
   Datastream Systems*              25,000         237
   eLoyalty*                        20,000          49
   ENCAD*                           19,000          34
   Galileo International            32,500         712
   Komag*                           96,000          96
   PurchasePro.com*                 28,000         203
   Quantum-Hard Disk Drive
     Group*                         26,800         283
   Read-Rite*                       24,000         199
   Versant*                         25,000          42
   Western Digital*                 60,000         286
                                              --------
                                                 2,476
                                              --------
CONSUMER PRODUCTS (3.6%)
   Central Garden And Pet*          12,000         102
   Dial                             38,000         475
   Helen of Troy*                   54,000         304
   Vans*                            31,500         711
                                              --------
                                                 1,592
                                              --------
DRUGS (0.8%)
   Nature's Sunshine Products       40,000         278
   Nutraceutical International*     20,000          43
   Twinlab*                         34,000          45
                                              --------
                                                   366
                                              --------
ELECTRICAL PRODUCTS & SERVICES (2.4%)
   Hubbell, Cl B                    12,500         291
   Madison Gas & Electric           14,000         327
   MagneTek*                        46,500         438
                                              --------
                                                 1,056
                                              --------
ELECTRONICS (3.4%)
   Barringer Technologies*          40,000         435
   Checkpoint Systems*             113,000       1,068
                                              --------
                                                 1,503
                                              --------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

CLOVER SMALL CAP VALUE FUND                      Value
(Continued)                         Shares       (000)
-------------------------------------------------------
FINANCIAL SERVICES (4.8%)
   EastGroup Properties              6,000   $     141
   Health Care REIT                 16,500         343
   LTC Properties                   95,000         379
   Meditrust*                      275,000       1,122
   National Golf Properties          5,000         124
   Senior Housing Properties Trust   5,400          61
                                              --------
                                                 2,170
                                              --------
FOOD, BEVERAGE & TOBACCO (0.8%)
   Pilgrims Pride, Cl B             37,300         367
                                              --------
FUNERAL SERVICES (0.7%)
   Rock of Ages*                    32,000         156
   York Group*                      30,000         173
                                              --------
                                                   329
                                              --------
GAS/NATURAL GAS (2.0%)
   Cascade Natural Gas              28,000         570
   SEMCO Energy                     23,000         327
                                              --------
                                                   897
                                              --------
HOTELS & LODGING (0.2%)
   Suburban Lodges of America*      20,000         110
                                              --------
INSURANCE (3.8%)
   Acceptance Insurance*            33,000         135
   American Physicians Capital*     24,000         438
   Commerce Group                   15,600         499
   FPIC Insurance Group*            34,500         330
   Standard Management*             40,000         155
   Trenwick Group Limited            7,000         138
                                              --------
                                                 1,695
                                              --------
LEISURE PRODUCTS (2.7%)
   Jakks Pacific*                   25,000         266
   K2*                             103,000         901
   Riddell Sports*                  21,500          56
                                              --------
                                                 1,223
                                              --------
MACHINERY (0.6%)
   Columbus Mckinnon of
     New York                       25,000         195
   DT Industries*                   25,000          78
                                              --------
                                                   273
                                              --------

                                                 Value
                                    Shares       (000)
-------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (7.8%)
   Cyberonics*                      13,000   $     210
   Healthcare Recoveries*           35,000         144
   Henry Schein*                     9,700         356
   Hologic*                         20,000          80
   Magellan Health Services*       108,700       1,005
   Matria Healthcare*                8,750         117
   Omnicare                         11,000         236
   Pediatrix Medical Group*         13,000         289
   US Oncology*                    126,400       1,027
                                              --------
                                                 3,464
                                              --------
METALS & MINING (1.2%)
   Brush Engineered Materials       16,000         298
   USEC                             28,000         241
                                              --------
                                                   539
                                              --------
MOBILE HOMES (0.4%)
   Coachmen Industries              18,000         161
                                              --------
OFFICE FURNITURE & FIXTURES (0.2%)
   Steelcase, Cl A                   8,500         103
                                              --------
PAPER & PAPER PRODUCTS (1.6%)
   Gaylord Container, Cl A*        160,000         186
   Packaging Corporation of
     America*                       14,000         185
   Rock-Tenn, Cl A                  26,300         210
   Smurfit-Stone Container*         11,000         146
                                              --------
                                                   727
                                              --------
PETROLEUM & FUEL PRODUCTS (10.0%)
   Cabot Oil & Gas, Cl A            32,500         878
   Chesapeake Energy                25,000         221
   Grey Wolf*                       90,000         585
   HS Resources*                     7,500         338
   Key Energy Services*            120,000       1,284
   Parker Drilling*                 61,000         390
   Seitel*                          26,500         493
   Tesoro Petroleum*                23,300         290
                                              --------
                                                 4,479
                                              --------
PRINTING & PUBLISHING (1.2%)
   Cadmus Communications            49,500         526
                                              --------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

CLOVER SMALL CAP VALUE FUND                      Value
(Concluded)                         Shares       (000)
-------------------------------------------------------
PROFESSIONAL SERVICES (5.8%)
   Data Broadcasting*               80,000      $  608
   ICT Group*                       61,000         641
   Keynote Systems*                 45,000         503
   Modis Professional Services*     20,000          92
   Personnel Group Of America*      30,000          36
   Right Management Consultants*     8,500         205
   Unifirst                         37,000         485
                                              --------
                                                 2,570
                                              --------
REAL ESTATE (0.3%)
   Trammell Crow*                   11,500         137
                                              --------
RESTAURANTS (0.8%)
   Dave and Buster's*               43,000         371
                                              --------
RETAIL (4.4%)
   Burlington Coat Factory
     Warehouse                      16,000         315
   Cache*                           23,800          95
   Circuit City Stores-CarMax*      67,000         505
   Duckwall-ALCO Stores*            20,000         130
   Finish Line, Cl A*               67,000         436
   Sharper Image*                   35,000         370
   West Marine*                     23,000          99
                                              --------
                                                 1,950
                                              --------
RETIREMENT FACILITIES (1.5%)
   Sunrise Assisted Living*         35,000         689
                                              --------
SEMI-CONDUCTORS/INSTRUMENTS (1.2%)
   Innovex*                         37,000         183
   Integrated Silicon Solutions*    14,400         187
   Tegal*                           55,700         167
                                              --------
                                                   537
                                              --------
TRANSPORTATION SERVICES (0.3%)
   Maritrans                        13,300         121
                                              --------
TRUCKING (0.5%)
   Celadon Group*                   64,000         188
   OLD Dominion Freight Line*        5,000          50
                                              --------
                                                   238
                                              --------

                                  Shares/Face
                                    Amount       Value
                                     (000)       (000)
-------------------------------------------------------
WHOLESALE (2.8%)
   Daisytek International*         152,100    $  1,188
   Primesource                      12,000          50
                                              --------
                                                 1,238
                                              --------
TOTAL COMMON STOCKS
   (Cost $40,532)                               42,857
                                              --------

REPURCHASE AGREEMENT (2.7%)
   Morgan Stanley Dean Witter,
     4.800%, dated 03/30/01
     matures 04/02/01, repurchase
     price $1,200,807
     (collateralized by U.S.
     Treasury Bond, par value
     $1,094,044, 6.250%,
     matures 05/15/30:
     market value $1,225,108)       $1,201       1,201
                                              --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,201)                                 1,201
                                              --------
TOTAL INVESTMENTS (98.7%)
   (Cost $41,733)                               44,058
                                              --------
OTHER ASSETS AND LIABILITIES, NET (1.3%)           595
                                              --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on  2,691,509 outstanding
     shares of beneficial interest              39,630
   Accumulated net investment loss                  (1)
   Accumulated net realized gain
     on investments                              2,699
   Net unrealized appreciation
     on investments                              2,325
                                              --------
TOTAL NET ASSETS (100.0%)                      $44,653
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share                 $16.59
                                              ========

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
REIT-- REAL ESTATE INVESTMENT TRUST
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

                                                 Value
CLOVER EQUITY VALUE FUND            Shares       (000)
-------------------------------------------------------
COMMON STOCKS (95.9%)
BANKS (7.7%)
   Banknorth Group                  66,600    $  1,324
   Hibernia, Cl A                   47,000         657
   Marshall & Ilsley                12,500         660
   Wells Fargo                      14,000         693
                                              --------
                                                 3,334
                                              --------
CHEMICALS (2.6%)
   Agrium                           49,500         624
   Omnova Solutions                 59,100         392
   PolyOne                          12,600         115
                                              --------
                                                 1,131
                                              --------
COMMUNICATIONS (3.1%)
   Global Crossing*                100,000       1,349
                                              --------
COMPUTERS & SERVICES (15.1%)
   Ceridian*                        34,700         642
   Commerce One*                    55,000         513
   Equifax                          20,800         650
   Galileo International            64,000       1,402
   MAPICS*                          54,600         239
   Network Associates*             118,100         974
   NOVA/Georgia*                    79,000       1,457
   Reynolds & Reynolds, Cl A        31,300         603
                                              --------
                                                 6,480
                                              --------
CONSUMER PRODUCTS (9.8%)
   Deluxe                           28,500         675
   Dial                            124,000       1,550
   Energizer Holdings*              54,700       1,367
   Sherwin-Williams                 24,500         624
                                              --------
                                                 4,216
                                              --------
ELECTRICAL SERVICES (5.1%)
   Constellation Energy Group       21,100         930
   XCEL Energy                      41,900       1,262
                                              --------
                                                 2,192
                                              --------
ENVIRONMENTAL SERVICES (3.0%)
   Republic Services*               68,600       1,286
                                              --------

                                                 Value
                                    Shares       (000)
-------------------------------------------------------
FINANCIAL SERVICES (10.0%)
   Chateau Communities              17,000    $    514
   Countrywide Credit               18,000         888
   First Industrial Realty Trust    26,000         823
   Manufactured Home
     Communities                    20,600         556
   Meditrust*                      380,000       1,550
                                              --------
                                                 4,331
                                              --------
FOOD, BEVERAGE & TOBACCO (2.2%)
   Universal of Virginia            24,000         946
                                              --------
HOTELS & LODGING (1.4%)
   Hilton Hotels                    57,000         596
                                              --------
INSURANCE (6.0%)
   Mercury General                  20,000         650
   PMI Group                        15,400       1,001
   UnumProvident                    32,400         947
                                              --------
                                                 2,598
                                              --------
MANUFACTURING (2.4%)
   Thermo Electron*                 45,900       1,032
                                              --------
MEDICAL PRODUCTS & SERVICES (6.6%)
   Becton Dickinson                 20,000         706
   HEALTHSOUTH*                     73,000         941
   Omnicare                         55,000       1,180
                                              --------
                                                 2,827
                                              --------
PETROLEUM & FUEL PRODUCTS (6.4%)
   Devon Energy                     19,000       1,106
   Pioneer Natural Resources*       71,300       1,119
   Transocean Sedco Forex           12,000         520
                                              --------
                                                 2,745
                                              --------
PETROLEUM REFINING (6.0%)
   Sunoco                           26,300         853
   Ultramar Diamond Shamrock        47,600       1,722
                                              --------
                                                 2,575
                                              --------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

CLOVER EQUITY VALUE FUND         Shares/Face     Value
(Concluded)                      Amount (000)    (000)
-------------------------------------------------------
RETAIL-FOOD (2.5%)
   Kroger*                          41,000    $  1,057
                                              --------
RUBBER & PLASTIC (2.3%)
   Sealed Air*                      29,200         973
                                              --------
SPECIALTY MACHINERY (1.8%)
   York International               27,400         758
                                              --------
TRUCKING (1.9%)
   Yellow*                          47,000         805
                                              --------
TOTAL COMMON STOCKS
   (Cost $36,502)                               41,231
                                              --------

REPURCHASE AGREEMENT (3.5%)
   Morgan Stanley Dean Witter,
     4.800%, dated 3/30/01,
     matures 04/02/01, repurchase
     price $1,527,131 (collateralized
     by various U.S. Treasury
     obligations, ranging in par value
     $765,683-$711,043, 4.920%-6.250%,
     mature 05/10/01-05/15/30:
     market value $1,558,036)       $1,527       1,527
                                              --------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,527)                                 1,527
                                              --------
TOTAL INVESTMENTS (99.4%)
   (Cost $38,029)                               42,758
                                              --------
OTHER ASSETS AND LIABILITIES, NET (0.6%)           275
                                              --------


                                                 Value
                                                 (000)
-------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,867,030 outstanding
     shares of beneficial interest             $32,810
   Distribution in excess of net
     investment income                             (72)
   Accumulated net realized gain
     on investments                              5,566
   Net unrealized appreciation
     on investments                              4,729
                                              --------
TOTAL NET ASSETS (100.0%)                      $43,033
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share                 $15.01
                                              ========

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

                                                 Value
CLOVER MAX CAP VALUE FUND           Shares       (000)
-------------------------------------------------------
COMMON STOCKS (96.2%)
AEROSPACE & DEFENSE (2.5%)
   Boeing                              725      $   40
   Northrop Grumman                    900          78
                                                ------
                                                   118
                                                ------
APPAREL/TEXTILES (1.1%)
   Liz Claiborne                     1,100          52
                                                ------
AUTOMOTIVE (2.7%)
   Ford Motor                        1,900          53
   General Motors                    1,425          74
                                                ------
                                                   127
                                                ------
BANKS (17.3%)
   BancorpSouth                      3,200          47
   Bank One                          5,825         211
   KeyCorp                           3,800          98
   US Bancorp                        6,000         139
   Washington Mutual                 2,100         115
   Wells Fargo                       4,150         205
                                                ------
                                                   815
                                                ------
BASIC MATERIALS (1.1%)
   Amex Basic Industries Selector
     Sector, SPDR                    2,500          50
                                                ------
COMMUNICATIONS (3.3%)
   Qwest Communications
     International*                  1,650          58
   WorldCom*                         5,100          95
                                                ------
                                                   153
                                                ------
COMMUNICATIONS EQUIPMENT (1.2%)
   JDS Uniphase*                       400           7
   Motorola                          3,550          51
                                                ------
                                                    58
                                                ------
COMPUTERS & SERVICES (6.3%)
   BroadVision*                      2,500          13
   Commerce One*                     3,600          34
   Compaq Computer                   1,300          24
   Electronic Data Systems           1,400          78
   EMC-Mass*                           700          21
   Hewlett-Packard                   3,100          97

                                                 Value
                                    Shares       (000)
-------------------------------------------------------
   International Business Machines     200      $   19
   Seagate Technology*                 425          --
   Veritas Software*                   189           9
                                                ------
                                                   295
                                                ------
CONSUMER PRODUCTS (3.7%)
   Fortune Brands                    3,500         120
   Unilever                          1,050          55
                                                ------
                                                   175
                                                ------
DIVERSIFIED MANUFACTURING (1.6%)
   Illinois Tool Works                 600          34
   Tyco International                1,000          43
                                                ------
                                                    77
                                                ------
ELECTRICAL SERVICES & EQUIPMENT (3.0%)
   Allegheny Energy                  1,200          56
   Hubbell, Cl B                     1,800          42
   XCEL Energy                       1,500          45
                                                ------
                                                   143
                                                ------
ENTERTAINMENT (1.4%)
   Walt Disney                       2,300          66
                                                ------
ENVIRONMENTAL SERVICES (1.3%)
   Waste Management                  2,500          62
                                                ------
FINANCIAL SERVICES (3.6%)
   Citigroup                         2,000          90
   Fannie Mae                          925          74
                                                ------
                                                   164
                                                ------
FOOD, BEVERAGE & TOBACCO (0.8%)
   ConAgra                           2,100          38
                                                ------
INSURANCE (4.4%)
   SAFECO                            3,700         104
   UnumProvident                     3,600         105
                                                ------
                                                   209
                                                ------
MEASURING DEVICES (0.3%)
   Agilent Technologies*               450          14
                                                ------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

CLOVER MAX CAP VALUE FUND                        Value
(Continued)                         Shares       (000)
-------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (1.6%)
   Bristol-Myers Squibb                900      $   53
   Oxford Health Plans*                900          24
                                                ------
                                                    77
                                                ------
OIL EXPLORATION & PRODUCTION (2.0%)
   Burlington Resources              2,100          94
                                                ------
PAPER & PAPER PRODUCTS (2.7%)
   International Paper               2,425          88
   Smurfit-Stone Container*          2,800          37
                                                ------
                                                   125
                                                ------
PETROLEUM & FUEL PRODUCTS (1.9%)
   Devon Energy                      1,500          87
                                                ------
PETROLEUM REFINING (7.9%)
   Diamond Offshore Drilling         1,375          54
   Exxon Mobil                       2,600         211
   Phillips Petroleum                  900          50
   USX-Marathon Group                2,100          57
                                                ------
                                                   372
                                                ------
PRINTING & PUBLISHING (1.1%)
   Tribune                           1,300          53
                                                ------
RETAIL (3.3%)
   Abercrombie & Fitch, Cl A*        2,500          82
   Circuit City Stores-Circuit       1,800          19
   Wal-Mart Stores                   1,100          56
                                                ------
                                                   157
                                                ------
RUBBER & PLASTIC (0.9%)
   Goodyear Tire & Rubber            1,850          44
                                                ------
SEMI-CONDUCTORS/INSTRUMENTS (3.6%)
   Analog Devices*                     400          15
   Intel                             1,800          47
   National Semiconductor*           2,100          56
   Texas Instruments                 1,500          47
                                                ------
                                                   165
                                                ------
STEEL & STEEL WORKS (1.0%)
   Allegheny Technologies            2,800          49
                                                ------

                                    Shares/
                                  Face Amount    Value
                                     (000)       (000)
-------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (1.9%)
   Lucent Technologies               2,500      $   25
   Nortel Networks                   2,300          32
   Openwave Systems*                   675          13
   Qualcomm*                           375          21
                                                ------
                                                    91
                                                ------
TELEPHONES & TELECOMMUNICATIONS (5.5%)
   SBC Communications                2,625         117
   Verizon Communications            2,900         143
                                                ------
                                                   260
                                                ------
TOYS & GAMES (3.1%)
   Hasbro                           11,300         146
                                                ------
TRANSPORTATION SERVICES (4.1%)
   CSX                               3,700         125
   USFreightways                     2,200          69
                                                ------
                                                   194
                                                ------
TOTAL COMMON STOCKS
   (Cost $4,733)                                 4,530
                                                ------

REPURCHASE AGREEMENT (2.4%)
   Morgan Stanley Dean Witter,
     4.800%, dated 03/30/01,
     matures 04/02/01, repurchase
     price $111,044 (collateralized
     by U.S. Treasury Bond, par
     value $107,534, 5.800%,
     matures 02/15/26: market
     value $113,291)                  $111         111
                                                ------
TOTAL REPURCHASE AGREEMENT
   (Cost $111)                                     111
                                                ------
TOTAL INVESTMENTS (98.6%)
   (Cost $4,844)                                 4,641
                                                ------
OTHER ASSETS AND LIABILITIES, NET (1.4%)            64
                                                ------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

CLOVER MAX CAP VALUE FUND                        Value
(Concluded)                                      (000)
-------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 427,240 outstanding
     shares of beneficial interest              $4,706
   Distribution in excess of net
     investment income                              (1)
   Accumulated net realized gain
     on investments                                203
   Net unrealized depreciation
     on investments                               (203)
                                                ------
TOTAL NET ASSETS (100.0%)                       $4,705
                                                ======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $11.01
                                                ======

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

                                      Face
                                     Amount      Value
                                      (000)      (000)
-------------------------------------------------------
CORPORATE OBLIGATIONS (51.7%)
BUILDING & CONSTRUCTION PRODUCTS (0.6%)
   Masco
     6.125%, 09/15/03              $   200    $    200
                                              --------
COMPUTERS & SERVICES (2.1%)
   First Data, MTN
     5.800%, 12/15/08                  750         717
                                              --------
ELECTRICAL PRODUCTS & SERVICES (4.0%)
   Emerson Electric
     7.125%, 08/15/10                1,250       1,348
                                              --------
FOOD, BEVERAGE & TOBACCO (8.3%)
   Anheuser-Busch
     6.750%, 08/01/03                  750         786
   Constellation Brands
     8.750%, 12/15/03                1,250       1,244
   Sysco
     6.500%, 06/15/05                  750         778
                                              --------
                                                 2,808
                                              --------
GAS/NATURAL GAS (8.5%)
   Amoco Canada
     6.750%, 02/15/05                1,500       1,569
   Chevron
     8.110%, 12/01/04                  300         318
   National Fuel Gas
     6.303%, 05/27/08                1,000         991
                                              --------
                                                 2,878
                                              --------
INSURANCE (3.1%)
   Marsh & McLennan
     6.625%, 06/15/04                1,000       1,033
                                              --------
MEDICAL PRODUCTS & SERVICES (7.9%)
   Abbott Laboratories
     5.600%, 10/01/03                  700         712
   Eli Lilly
     8.125%, 12/01/01                  250         255
     6.250%, 03/15/03                1,150       1,177
   Zeneca Wilmington
     6.300%, 06/15/03                  500         515
                                              --------
                                                 2,659
                                              --------

                                      Face
                                     Amount      Value
                                      (000)      (000)
-------------------------------------------------------
PRINTING & PUBLISHING (0.6%)
   Knight Ridder
     8.500%, 09/01/01              $   189    $    191
                                              --------
RETAIL (3.4%)
   Wal-Mart Stores
     6.875%, 08/10/09                1,100       1,163
                                              --------
SPECIAL PURPOSE ENTITY (1.5%)
   Texaco Capital, MTN
     7.420%, 07/15/02                  500         514
                                              --------
UTILITIES (11.7%)
   Columbia Energy Group, Ser B
     6.610%, 11/28/02                1,000       1,019
   Detroit Edison, MBIA
     6.560%, 05/01/01                  500         501
   Northern Illinois Gas
     6.750%, 06/01/02                1,000       1,005
   Northern States Power
     of Minnesota
     7.875%, 10/01/01                  650         658
     5.875%, 03/01/03                  750         756
                                              --------
                                                 3,939
                                              --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $16,982)                               17,450
                                              --------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS (15.4%)
   FHLMC, Pool # 277449
     8.500%, 09/01/09                    5           5
   FHLMC,CMO / REMIC,
     Ser 1546, Cl H
     7.000%, 12/15/22                  390         399
   FHLMC,CMO / REMIC,
     Ser 1561, Cl H
     6.500%, 05/15/08                  750         771
   FNMA, Pool # 369214
     5.000%, 04/01/09                  277         268
   FNMA, REMIC,
     Ser 1992-193, Cl HC
     7.000%, 01/25/07                1,000       1,018
   FNMA, REMIC,
     Ser 1993-118, Cl G
     6.500%, 11/25/06                  534         537

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

                                      Face
CLOVER FIXED INCOME FUND             Amount      Value
(Concluded)                           (000)      (000)
-------------------------------------------------------
   FNMA, REMIC,
     Ser 1994-17, Cl H
     6.000%, 02/25/09               $  750      $  761
   FNMA, REMIC,
     Ser G93-21, Cl VE
     6.600%, 11/25/07                  184         186
   GNMA, Pool # 13125
     8.000%, 10/15/06                   22          22
   GNMA, Pool # 187899
     8.000%, 05/15/17                  107         111
   GNMA, Pool # 196477
     10.000%, 04/15/10                  55          61
   GNMA, Pool # 202886
     8.000%, 03/15/17                  123         127
   GNMA, Pool # 221235
     8.500%, 07/15/17                   65          67
   GNMA, Pool # 331786
     8.000%, 08/15/22                  128         132
   GNMA, Pool # 376400
     6.500%, 02/15/24                  734         734
                                              --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $5,119)                                 5,199
                                              --------

U.S. TREASURY OBLIGATIONS (26.8%)
   U.S. Treasury Bonds
     8.125%, 05/15/21                  750         976
     7.500%, 11/15/16                1,000       1,207
     7.250%, 05/15/16                2,000       2,359
     7.250%, 08/15/22                1,500       1,801
     6.375%, 08/15/27                1,750       1,928
   U.S. Treasury Notes
     5.625%, 02/15/06                  750         783
                                              --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $8,819)                                 9,054
                                              --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.6%)
   FNMA, MTN
     6.920%, 03/19/07                  555         599
   Private Export Funding
     6.620%, 10/01/05                  250         264
                                              --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $851)                                     863
                                              --------

                                      Face
                                     Amount      Value
                                      (000)      (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (1.8%)
   Morgan Stanley Dean Witter,
     4.800%, dated 03/30/01,
     matures 04/02/01, repurchase
     price $616,766 (collateralized
     by U.S. Treasury Bill,
     par value $630,979, 4.950%,
     matures 04/19/01: market
     value $629,248)               $   617    $    617
                                              --------
TOTAL REPURCHASE AGREEMENT
   (Cost $617)                                     617
                                              --------
TOTAL INVESTMENTS (98.3%)
   (Cost $32,388)                               33,183
                                              --------
OTHER ASSETS AND LIABILITIES, NET (1.7%)           572
                                              --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 3,370,166 outstanding
     shares of beneficial interest              33,093
   Undistributed net investment income               1
   Accumulated net realized loss
     on investments                               (134)
   Net unrealized appreciation
     on investments                                795
                                              --------
TOTAL NET ASSETS (100.0%)                      $33,755
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share                 $10.02
                                              ========

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF OPERATIONS (000)                                                                    CLOVER FUNDS
March 31, 2001                                                                                      (Unaudited)

                                                               CLOVER        CLOVER       CLOVER        CLOVER
                                                              SMALL CAP      EQUITY       MAX CAP        FIXED
                                                               VALUE         VALUE        VALUE         INCOME
                                                                FUND          FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .............................................    $  223         $  227       $  42         $   --
   Interest ..............................................        36             68           4          1,021
----------------------------------------------------------------------------------------------------------------
     Total Investment Income .............................       259            295          46          1,021
----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..............................       168            163          19             73
   Administration Fees ...................................        33             33          33             33
   Custodian Fees ........................................         4              3           3              3
   Transfer Agent Fees ...................................        25             27          12             23
   Professional Fees .....................................        11             11           9             10
   Registration Fees .....................................        12             12          11             10
   Pricing Fees ..........................................         1             --           1              1
   Printing Expense ......................................         5              5           1              5
   Organizational Costs ..................................         1              1           4              2
   Other Expenses ........................................        --              1          --             --
----------------------------------------------------------------------------------------------------------------
     Total Expenses ......................................       260            256          93            160
Less:
   Waiver of Investment Advisory Fees ....................        --            (14)        (19)           (38)
   Reimbursement by Adviser ..............................        --             --         (49)            --
----------------------------------------------------------------------------------------------------------------
     Total Net Expenses ..................................       260            242          25            122
----------------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss) ....................        (1)            53          21            899
----------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ................     3,305          6,187         204             18
   Net Unrealized Appreciation (Depreciation)
     of Investment Securities . ..........................       151         (3,824)       (555)         1,300
----------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
     on Investments ......................................     3,456          2,363        (351)         1,318
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
     From Operations .....................................    $3,455         $2,416       $(330)        $2,217
================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


STATEMENTS OF CHANGES IN NET ASSETS (000)                                                             CLOVER FUNDS
                                                                                                        (Unaudited)

                                                          CLOVER SMALL CAP                   CLOVER EQUITY
                                                             VALUE FUND                       VALUE FUND
                                                     ---------------------------       ---------------------------
                                                               FOR THE                           FOR THE
                                                      SIX-MONTH           YEAR           SIX-MONTH        YEAR
                                                     PERIOD ENDED         ENDED        PERIOD ENDED       ENDED
                                                       3/31/01           9/30/00          3/31/01        9/30/00
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income Gain (Loss) ..................      $ (1)     $     (30)         $   53       $     169
   Net Realized Gain (Loss) on Securities Sold ........     3,305          2,634           6,187             (92)
   Net Unrealized Appreciation (Depreciation)
     of Investment Securities .........................       151          2,106          (3,824)          6,536
------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Operations ......................     3,455          4,710           2,416           6,613
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................        --             --             (54)           (238)
   Realized Capital Gain ..............................    (3,189)        (1,422)             --         (11,807)
------------------------------------------------------------------------------------------------------------------
     Total Distributions ..............................    (3,189)        (1,422)            (54)        (12,045)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ........................    37,386         30,919          18,524          21,894
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ...............................     2,603          1,408              50          11,460
   Cost of Shares Redeemed ............................   (31,856)       (15,855)        (23,560)        (41,867)
------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions .....................     8,133         16,472          (4,986)         (8,513)
------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets ..........     8,399         19,760          (2,624)        (13,945)
------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ..............................    36,254         16,494          45,657          59,602
------------------------------------------------------------------------------------------------------------------
     End of Period(1) .................................   $44,653        $36,254         $43,033         $45,657
==================================================================================================================
Shares Issued and Redeemed:
   Issued .............................................     2,215          1,904           1,253           1,510
   Issued in Lieu of Cash Distributions ...............       181             97               3             878
   Redeemed ...........................................    (1,921)          (987)         (1,597)         (2,923)
------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)
       in Shares ......................................       475          1,014            (341)           (535)
==================================================================================================================

(1) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $1 and $0 for the Clover Small Cap Value Fund and $(72) and $71 for the Clover Equity Value Fund, as of March 31, 2001, and September 30, 2000, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)                                                              CLOVER FUNDS
                                                                                                        (Unaudited)

                                                          CLOVER MAX CAP                     CLOVER FIXED
                                                            VALUE FUND                        INCOME FUND
                                                     ---------------------------       -----------------------------
                                                               FOR THE                           FOR THE
                                                      SIX-MONTH           YEAR           SIX-MONTH        YEAR
                                                     PERIOD ENDED         ENDED        PERIOD ENDED       ENDED
                                                       3/31/01           9/30/00          3/31/01        9/30/00
--------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income Gain ......................     $     21       $     30          $  899       $   1,871
   Net Realized Gain on Securities Sold ............          204            264              18               4
   Net Unrealized Appreciation (Depreciation)
     of Investment Securities ......................         (555)           403           1,300             375
--------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations ...................         (330)           697           2,217           2,250
--------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...........................          (21)           (31)           (899)         (1,870)
   Realized Capital Gain ...........................         (257)          (274)             --              --
--------------------------------------------------------------------------------------------------------------------
     Total Distributions ...........................         (278)          (305)           (899)         (1,870)
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .....................          553          2,542           4,849           8,168
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ............................          256            301             852           1,771
   Cost of Shares Redeemed .........................         (659)          (797)         (4,750)        (11,562)
--------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ..................          150          2,046             951          (1,623)
--------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets .......         (458)         2,438           2,269          (1,243)
--------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ...........................        5,163          2,725          31,486          32,729
--------------------------------------------------------------------------------------------------------------------
     End of Period(1) ..............................       $4,705         $5,163         $33,755         $31,486
====================================================================================================================
Shares Issued and Redeemed:
   Issued ..........................................           47            218             491             867
   Issued in Lieu of Cash Distributions ............           22             27              86             187
   Redeemed ........................................          (56)           (68)           (482)         (1,223)
--------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)
       in Shares ...................................           13            177              95            (169)
====================================================================================================================

(1) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $(1) and $1 for the Max Cap Value Fund, and $1 and $1 for the Clover Fixed Income Fund, as of March 31, 2001, and September 30, 2000, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                                    CLOVER FUNDS
For a Share Outstanding Throughout each Period



           Net              Realized and                       Net               Net                  Ratio of Net
          Asset      Net     Unrealized    Distributions      Asset            Assets      Ratio       Investment
          Value   Investment  Gains or   ------------------   Value              End    of Expenses Income or (Loss)
        Beginning   Income   (Losses) on Investment Capital    End     Total  of Period to Average     to Average
        of Period   (Loss)   Investments  Income     Gains  of Period  Return+  (000)   Net Assets     Net Assets
--------------------------------------------------------------------------------------------------------------------

---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
2001*(4) $16.36   $(0.00)      $ 1.62     $ --     $(1.39)   $16.59    11.20% $  44,653     1.31%           --%
2000(4)   13.71    (0.02)        3.91       --      (1.24)    16.36    29.59     36,254     1.40         (0.11)
1999      11.49    (0.01)        2.48       --      (0.25)    13.71    21.82     16,494     1.40         (0.10)
1998      15.94    (0.06)       (3.22)      --      (1.17)    11.49   (21.25)    15,662     1.40         (0.50)
1997(1)   10.87    (0.04)        5.24       --      (0.13)    15.94    48.23     15,279     1.40         (0.64)
1996(2)   10.00     0.02         0.88    (0.03)        --     10.87     8.97      4,495     1.40         (0.03)

------------------------
CLOVER EQUITY VALUE FUND
------------------------
2001*    $14.23    $0.02       $ 0.78   $(0.02)    $   --    $15.01     5.61% $  43,033     1.10%         0.24%
2000      15.92     0.05         1.79    (0.07)     (3.46)    14.23    13.67     45,657     1.10          0.34
1999      15.85     0.21         0.74    (0.21)     (0.67)    15.92     6.13     59,602     0.95          1.21
1998      18.99     0.15        (1.12)   (0.15)     (2.02)    15.85    (6.00)    90,806     1.10          0.82
1997(1)   16.20     0.18         3.54    (0.18)     (0.75)    18.99    23.86    117,859     1.10          1.18
1996      15.29     0.19         2.15    (0.22)     (1.21)    16.20    16.47     85,050     1.10          1.32

-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
2001*    $12.44    $0.05       $(0.81)  $(0.05)    $(0.62)   $11.01    (6.46)%  $ 4,705     0.95%         0.84%
2000      11.43     0.08         2.06    (0.09)     (1.04)    12.44    19.84      5,163     0.95          0.75
1999       9.21     0.13         2.27    (0.13)     (0.05)    11.43    26.17      2,725     0.95          1.20
1998(3)   10.00     0.15        (0.79)   (0.15)        --      9.21    (6.52)     1,776     0.95          1.82

------------------------
CLOVER FIXED INCOME FUND
------------------------
2001*    $ 9.62    $0.02       $ 0.41   $(0.03)    $   --    $10.02     7.06%  $ 33,755     0.75%         5.54%
2000       9.50     0.54         0.12    (0.54)        --      9.62     7.21     31,486     0.75          5.72
1999      10.41     0.53        (0.71)   (0.53)     (0.20)     9.50    (1.78)    32,729     0.75          5.40
1998       9.92     0.57         0.51    (0.57)     (0.02)    10.41    11.32     33,375     0.75          5.67
1997(1)    9.85     0.54         0.16    (0.54)     (0.09)     9.92     7.43     23,677     0.75          6.03
1996       9.89     0.59         0.01    (0.59)     (0.05)     9.85     6.26     19,731     0.80          6.00


                        Ratio of Net
           Ratio of      Investment
           Expenses     Income (Loss)
          to Average     to Average
          Net Assets     Net Assets
         (Excluding      (Excluding     Portfolio
         Waivers and     Waivers and    Turnover
       Reimbursements) Reimbursements)   Rate
--------------------------------------------------

---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
2001*(4)   1.31%            --%          58.07%
2000(4)    1.47           (0.18)         85.80
1999       1.72           (0.42)         79.93
1998       1.84           (0.94)         70.02
1997(1)    2.43           (1.67)         59.03
1996(2)    5.29           (3.92)         14.17

------------------------
CLOVER EQUITY VALUE FUND
------------------------
2001*      1.16%           0.18%         76.84%
2000       1.11            0.33          90.15
1999       0.95            1.21          98.85
1998       1.12            0.80          42.10
1997(1)    1.15            1.13          51.64
1996       1.21            1.21          51.36

-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
2001*      3.62%          (1.83)%        75.34%
2000       3.98           (2.28)        153.58
1999       4.13           (1.98)         92.26
1998(3)   11.40           (8.63)         62.71

------------------------
CLOVER FIXED INCOME FUND
------------------------
2001*      0.98%           5.31%         12.34%
2000       1.02            5.45          42.40
1999       0.97            5.18          28.47
1998       0.99            5.43          27.07
1997(1)    1.02            5.76          11.83
1996       1.11            5.69          24.52


* For the six-month period ended March 31, 2001 (unaudited). All ratios are for the period indicated and have been annualized.
+   Returns are for the period indicated and have not been annualized.
(1) On June 25, 1997 the Board of Trustees of the TIP Funds approved a change in the Clover Funds' fiscal year end from October 31 to September 30, effective September 30, 1997. All ratios are for the period indicated and have been annualized.
(2) The Clover Small Cap Value Fund commenced operations on February 28, 1996. All ratios are for the period indicated and have been annualized.
(3) The Clover Max Cap Value Fund commenced operations on October 31, 1997. All ratios are for the period indicated and have been annualized.
(4) Per share amounts calculated using the average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                       CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

1. ORGANIZATION:

TIP FUNDS (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 21 portfolios. The financial statements included herein are those of the Clover Small Cap Value Fund, the Clover Equity Value Fund, the Clover Max Cap Value Fund and the Clover Fixed Income Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. the Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available or securities whose market quotations do not reflect market value, are valued at fair value as determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS (Continued)                           CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid quarterly to Shareholders for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Max Cap Value Fund and declared daily and paid monthly for the Clover Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These classifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organization costs have been capitalized by the Funds and are being amortized over sixty months. In the event any of the initial shares of a fund are redeemed by any holder thereof during the period that such fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services

NOTES TO FINANCIAL STATEMENTS (Continued)                           CLOVER FUNDS
March 31, 2001                                                       (Unaudited)



for an annual fee of .09% of the average daily net assets of the Trust up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and .04% of such assets in excess of $2 billion. There is a minimum annual fee of $65,000 per Fund payable to the Administrator for services rendered to the Funds under The Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor (CCM Securities, Inc.) are parties to a Distribution Agreement dated June 25, 1997. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .85% of the average daily net assets of the Clover Small Cap Value Fund, .74% of the average daily net assets of the Clover Equity Value Fund and the Clover Max Cap Value Fund, and .45% of the average daily net assets of the Clover Fixed Income Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the expenses of the funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Clover Equity Value Fund. Operating expenses for the Clover Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than .75% for net assets of $20 million or more. Operating expenses for the Clover Small Cap Value Fund and the Clover Max Cap Value Fund are limited to 1.40% and .95%, respectively, of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 2001, are as follows:

                  CLOVER   CLOVER    CLOVER    CLOVER
                SMALL CAP  EQUITY    MAX CAP    FIXED
                  VALUE     VALUE     VALUE    INCOME
                   FUND     FUND      FUND      FUND
                   (000)    (000)     (000)     (000)
                 --------  -------   -------    -----
Purchases
  Government   $     --   $    --    $   --   $1,506
  Other          26,890    32,496     3,794    4,267
Sales
  Government   $     --   $    --    $   --   $2,445
  Other          22,720    34,135     4,042    3,914

The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2001, is as follows:

                    CLOVER    CLOVER  CLOVER   CLOVER
                  SMALL CAP   EQUITY  MAX CAP   FIXED
                    VALUE     VALUE   VALUE    INCOME
                     FUND      FUND    FUND     FUND
                     (000)     (000)   (000)    (000)
                 --------  -------   -------    -----
  Aggregate
  gross
  unrealized
  appreciation     $ 7,766  $ 6,836   $ 301    $ 835

  Aggregate
  gross
  unrealized
  depreciation      (5,441) $(2,107)   (504)     (40)
                   -------  -------   -----    -----

  Net unrealized
  appreciation/
  (depreciation)   $ 2,325  $ 4,729   $(203)   $ 795
                   =======  =======   =====    =====

NOTES TO FINANCIAL STATEMENTS (Continued)                           CLOVER FUNDS
March 31, 2001                                                       (Unaudited)


For Federal income tax purposes the Clover Fixed Income Fund had a capital loss carryforward of $151,519 at September 30, 2000 which may be carried forward and applied against future capital gains. The capital loss carryforward expires in 2008.

7. CONCENTRATION OF CREDIT RISK:

The Clover Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at March 31, 2001, is as follows:

                    S&P                MOODY'S
              ---------------       --------------
Bonds:        AAA      44.79%       AAA     46.60%
              AA       29.76%       AA      28.56%
              A        13.90%       A       18.17%
              BBB       3.67%       BBB      0.00%
              B         3.75%       B        4.35%
              NR        4.13%       NR       2.32%
                      -------              -------
                      100.00%              100.00%


8. SUBSEQUENT EVENT:

On April 30, 2001, the shareholders of the Clover Funds (the "Funds") approved:

1) the selection of Turner Investment Partners, Inc. ("Turner") as investment adviser for the Funds, and approved the Investment Advisory Agreement between the Trust, on behalf of the Funds and Turner, and

2) the selection of the current investment adviser, Clover Capital Management, Inc. ("Clover Capital") as investment sub-adviser to the Funds, and approved the Investment Sub-Advisory Agreement between Turner and Clover Capital.

In connection with this change, the Funds changed their names as follows: the Clover Small Cap Value Fund is now the Turner Small Cap Value Fund, the Clover Equity Value Fund is now the Turner Midcap Value Fund, the Clover Max Cap Value Fund is now the Turner Large Cap Value Fund, and the Clover Fixed Income Fund is now the Turner Core Plus Fixed Income Fund.

NOTES TO FINANCIAL STATEMENTS (Concluded)                           CLOVER FUNDS
March 31, 2001                                                       (Unaudited)

Shareholder Meetings

A special meeting of the shareholders of the Tip Clover Funds ("the Funds") was held on April 30, 2001 to vote on the following matters:

   PROPOSAL
   --------
1. Approve the selection of Turner Investment Partners, Inc. ("Turner") as investment adviser for the Fund, and approve the investment advisory agreement between the Trust, on behalf of the Fund and Turner.

                  CLOVER SMALL CAP        CLOVER EQUITY       CLOVER MAX CAP       CLOVER FIXED
                     VALUE FUND            VALUE FUND           VALUE FUND          INCOME FUND
                  ----------------        -------------       --------------       ------------
   % FOR               97.48%                95.83%               94.44%              96.87%
   % AGAINST            1.03%                 1.15%                0.74%               0.48%
   % ABSTAIN            1.48%                 3.01%                4.80%               2.63%


2. Approve the selection of the current investment adviser, Clover Capital Management, Inc. ("Clover Capital") as investment sub-adviser to the Fund, and approve the Investment Sub-Advisory agreement between Turner and Clover Capital.

                  CLOVER SMALL CAP        CLOVER EQUITY       CLOVER MAX CAP       CLOVER FIXED
                     VALUE FUND            VALUE FUND           VALUE FUND          INCOME FUND
                  ----------------        -------------       --------------       ------------
   % FOR               97.98%                96.24%               95.19%              97.21%
   % AGAINST            0.63%                 0.83%                0.00%               0.32%
   % ABSTAIN            1.37%                 2.92%                4.80%               2.45%

                                     NOTES

                                     NOTES

TRUST
TIP Funds
P.O. Box 219805
Kansas City, MO 64121-9805


INVESTMENT ADVISER
Clover Capital Management, Inc.


DISTRIBUTOR
CCM Securities, Inc.


ADMINISTRATOR
SEI Investments Mutual Funds Services


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP


To open an account, receive account information, make inquiries, or request literature simply call 1-800-224-6312





THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE CLOVER FUNDS. IT MAY BE


TUR-SA-001-01000